Investment Objectives and Goals - RiverNorth Active Income ETF	Jan. 28, 2026
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of RiverNorth Active Income ETF (the “Fund”) is to provide long-term capital appreciation and income.